Fair Value Hierarchy for Assets and Liabilities Measured on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets:
Loans	¥ 124	¥ 222
Loans held-for-sale	33	5
Other investments	5	11
Premises and equipment-net	1	1
Total assets at fair value	163	239
Level 2
Assets:
Loans held-for-sale		5
Total assets at fair value		5
Level 3
Assets:
Loans	124	222
Loans held-for-sale	33
Other investments	5	11
Premises and equipment-net	1	1
Total assets at fair value	163	234
Aggregate cost
Assets:
Loans	208	343
Loans held-for-sale	34	5
Other investments	6	16
Premises and equipment-net	2	5
Goodwill	4
Total assets at fair value	¥ 254	¥ 369